Investments in Equity Accounted Investees - Summary of Financial Information of Other Associates, in Aggregate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [Line Items]
Investments in equity accounted investees	₩ 109,119	₩ 126,719	₩ 114,551
Profit (loss) for the year	(3,195,585)	1,333,544	(76,147)
Other comprehensive income (loss)	40,947	701,612	158,414
Total comprehensive income (loss) for the year (Restated)	(3,154,638)	2,035,156	82,267
Other associates [member]
Disclosure of associates [Line Items]
Investments in equity accounted investees	66,335	78,321	₩ 67,289
Profit (loss) for the year	2,724	2,473
Other comprehensive income (loss)	(7,516)	6,867
Total comprehensive income (loss) for the year (Restated)	₩ (4,792)	₩ 9,340